Partnership's Derivative Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement, Assets	$ 5	$ 4
Transfers Between Level 2 Level 3 Derivatives Amount	0
Fair Value, Measurements, Recurring
Fair Value Measurement, Assets	5	4
Fair Value Measurement, Liabilities	31	50
Embedded Derivatives in Series A Preferred Units	25	39
Fair Value, Measurements, Recurring | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	5	4
Fair Value Measurement, Liabilities	6	11
Embedded Derivatives in Series A Preferred Units	0	0
Fair Value, Measurements, Recurring | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	25	39
Embedded Derivatives in Series A Preferred Units	25	39
Fair Value, Measurements, Recurring | Natural Gas
Fair Value Measurement, Assets	2	4
Fair Value Measurement, Liabilities	5	0
Fair Value, Measurements, Recurring | Natural Gas | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	2	4
Fair Value Measurement, Liabilities	5	0
Fair Value, Measurements, Recurring | Natural Gas | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	0	0
Fair Value, Measurements, Recurring | NGLs
Fair Value Measurement, Assets	1	0
Fair Value Measurement, Liabilities	1	9
Fair Value, Measurements, Recurring | NGLs | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	1	0
Fair Value Measurement, Liabilities	1	9
Fair Value, Measurements, Recurring | NGLs | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	0	0
Fair Value, Measurements, Recurring | Condensate
Fair Value Measurement, Assets	2	0
Fair Value Measurement, Liabilities	0	2
Fair Value, Measurements, Recurring | Condensate | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	2	0
Fair Value Measurement, Liabilities	0	2
Fair Value, Measurements, Recurring | Condensate | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	$ 0	$ 0